Expense Example - Global X Funds	Mar. 01, 2026 USD ($)
Global X MSCI Colombia ETF Series | Global X MSCI Colombia ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Global X MSCI China Consumer Discretionary ETF Series | Global X MSCI China Consumer Discretionary ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X MSCI Norway ETF Series | Global X MSCI Norway ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X FTSE Southeast Asia ETF Series | Global X FTSE Southeast Asia ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X MSCI Argentina ETF Series | Global X MSCI Argentina ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Global X MSCI Greece ETF Series | Global X MSCI Greece ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Global X DAX Germany ETF | Global X DAX Germany ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
Global X MSCI Vietnam ETF | Global X MSCI Vietnam ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Global X Copper Miners ETF Series | Global X Copper Miners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X Silver Miners ETF | Global X Silver Miners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X Gold Explorers ETF Series | Global X Gold Explorers ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X Uranium ETF Series | Global X Uranium ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Global X Gold Miners ETF | Global X Gold Miners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36	[1]
Expense Example, with Redemption, 3 Years	113	[1]
Global X Lithium & Battery Tech ETF Series | Global X Lithium & Battery Tech ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Global X SuperDividend ETF Series | Global X SuperDividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Global X Social Media ETF Series | Global X Social Media ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X Guru Index ETF Series | Global X Guru Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Global X SuperIncome Preferred ETF Series | Global X SuperIncome Preferred ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Global X SuperDividend U.S. ETF Series | Global X SuperDividend U.S. ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Global X MSCI SuperDividend Emerging Markets ETF Series | Global X MSCI SuperDividend Emerging Markets ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Global X SuperDividend REIT ETF Series | Global X SuperDividend REIT ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Global X Renewable Energy Producers ETF Series | Global X Renewable Energy Producers ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X S&P 500 Catholic Values ETF Series | Global X S&P 500 Catholic Values ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Global X MSCI SuperDividend EAFE ETF Series | Global X MSCI SuperDividend EAFE ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Global X E-commerce ETF Series | Global X E-commerce ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X S&P Catholic Values Developed ex-U.S. ETF Series | Global X S&P Catholic Values Developed ex-U.S. ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Global X NASDAQ 100 Collar 95-110 ETF Series | Global X NASDAQ 100 Collar 95-110 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Global X NASDAQ 100 Tail Risk ETF Series | Global X NASDAQ 100 Tail Risk ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Global X S&P 500 Collar 95-110 ETF Series | Global X S&P 500 Collar 95-110 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Global X S&P 500 Tail Risk ETF Series | Global X S&P 500 Tail Risk ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
Global X Rare Earth & Critical Materials ETF | Global X Rare Earth & Critical Materials ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Global X Russell 2000 ETF | Global X Russell 2000 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Global X U.S. Electrification ETF Series | Global X U.S. Electrification ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Global X S&P 500 U.S. Market Leaders Top 50 ETF | Global X S&P 500 U.S. Market Leaders Top 50 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
Global X S&P 500 U.S. Revenue Leaders ETF | Global X S&P 500 U.S. Revenue Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
Global X S&P 500 Christian Values ETF | Global X S&P 500 Christian Values ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Global X S&P Catholic Values U.S. Aggregate Bond ETF | Global X S&P Catholic Values U.S. Aggregate Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Global X S&P 500 Covered Call ETF Series | Global X S&P 500 Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X NASDAQ 100 Covered Call ETF | Global X NASDAQ 100 Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X Russell 2000 Covered Call ETF Series | Global X Russell 2000 Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X Nasdaq 100 Covered Call & Growth ETF Series | Global X Nasdaq 100 Covered Call & Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Global X S&P 500 Covered Call & Growth ETF Series | Global X S&P 500 Covered Call & Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Global X NASDAQ 100 Risk Managed Income ETF Series | Global X NASDAQ 100 Risk Managed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X S&P 500 Risk Managed Income ETF Series | Global X S&P 500 Risk Managed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X Dow 30 Covered Call ETF | Global X Dow 30 Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X Russell 2000 Covered Call & Growth ETF | Global X Russell 2000 Covered Call & Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Global X Information Technology Covered Call & Growth ETF | Global X Information Technology Covered Call & Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	795
Global X Dow 30 Covered Call & Growth ETF | Global X Dow 30 Covered Call & Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Global X MLP & Energy Infrastructure Covered Call ETF | Global X MLP & Energy Infrastructure Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global X Blockchain & Bitcoin Strategy ETF | Global X Blockchain & Bitcoin Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Global X Bitcoin Trend Strategy ETF | Global X Bitcoin Trend Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Global X Bitcoin Covered Call ETF | Global X Bitcoin Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Global X Ethereum Covered Call ETF | Global X Ethereum Covered Call ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Global X Treasury Bond Enhanced Income ETF | Global X Treasury Bond Enhanced Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Global X Commodity Strategy ETF | Global X Commodity Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Global X U.S. 500 Income Edge ETF | Global X U.S. 500 Income Edge ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	110
Global X Nasdaq-100 Income Edge ETF | Global X Nasdaq-100 Income Edge ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	$ 116

[1]	Other Expenses are based on estimated amounts for the current fiscal year.